Other Payables and Accruals (Huale Group Co.Limited)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Other Payables and Accruals
8.	Other payables and Accruals

	June 30, 2021	December 31, 2020
	(Unaudited)	(Audited)
	$	$
Accrued payroll and welfare payable	1,790	12,882
VAT and other taxes payable	208	6,380
Others (a)	575,226	501,678
	577,224	520,940

(a) Others primarily consist of rental payable.

9.	Other payables and Accruals

	December 31, 2020	December 31, 2019
	(Audited)	(Audited)
	$	$
Accrued payroll and welfare payable	12,882	10,820
VAT and other taxes payable	6,380	557
Others (a)	501,678	284,241
	520,940	295,618

(a) Others primarily consist of rental payable.

Huale Group Co. Limited [Member]
Other Payables and Accruals
7.	Other payables and Accruals

	June 30, 2020	December 31, 2019
	(Unaudited)	(Audited)
	$	$
Accrued payroll and welfare payable	10,383	10,820
VAT and other taxes payable	21	557
Others (a)	361,990	284,241
	372,394	295,618

(a) Others primarily consist of rental payable.